ADDITIONAL INFORMATION REGARDING TO PROFIT AND LOSS ITEMS (Tables)	12 Months Ended
Dec. 31, 2021
Additional Information Regarding To Profit And Loss Items
SCHEDULE OF INFORMATION REGARDING TO PROFIT AND LOSS

Composition:

A. Research and development expenses:

	For the year ended December 31,
	2021	2020

Salaries and related expenses	1,708	2,009
Professional services and subcontractors	499	488
Share-based compensation	$(40)	74
Others	202	168
	$2,369	2,739

VIEWBIX INC.

NOTES TO COMBINED CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 14: ADDITIONAL INFORMATION REGARDING TO PROFIT AND LOSS ITEMS (Cont.)

B. Selling and marketing expenses:

	For the year ended December 31,
	2021	2020

Salaries and related expenses	$880	$1,009
Share-based compensation	(6)	(2)
Advertising and marketing expenses	347	33
Other	124	123
	$1,345	$1,163

C. General and administrative expenses:

	For the year ended December 31,
	2021	2020

Salaries and related expenses	$796	$1,045
Professional services	488	453
Share-based compensation	3	31
Other	97	203
	$1,384	$1,732

D. Financial income, net:

Financial income:

	For the year ended December 31,
	2021	2020

Exchange rate differences	$221	$383
Interest income from loan to related party	151	224
Other	5	20
	$377	$627

VIEWBIX INC.

NOTES TO COMBINED CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)

NOTE 14: ADDITIONAL INFORMATION REGARDING TO PROFIT AND LOSS ITEMS (Cont.)

Financial expenses:

	For the year ended December 31,
	2021	2020

Bank interest and fees	$85	$29
Interest expense from loans	130	27
Exchange rate differences	8	-
Other	14	16
	$237	$72